Other Intangible Assets, net and Goodwill - Estimated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 656,866
2021	621,902
2022	592,265
2023	575,082
2024	565,370
Finite-lived intangible assets	7,153,309
Finite-lived intangible assets	10,164,794
Internally Developed Software Project In Process	66,243
Finite-lived intangible assets, Net	10,231,037	$ 7,209,105
Indefinite-lived intangible assets	161,317
Total intangible assets, Net	$ 10,392,354	$ 7,370,350